Risk management and financial instruments (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The Company’s interest rate swap agreements as of December 31, 2016 were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In millions of U.S. dollars)
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	1.15%	Dec 2012 - Dec 2019
200	3 month LIBOR	2.92%	Mar 2016 - Mar 2021

Summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps
Below is a summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(in US$ Millions)
168.2	3 month LIBOR	1.77%	Dec 2013 - Dec 2018
4.0	2 month LIBOR	2.01%	Mar 2014 - Oct 2018
4.0	1 month LIBOR	2.01%	Mar 2014 - Nov 2018

Derivative Instruments, Gain (Loss)
The losses on the derivatives recognized in the Consolidated Statement of Operations for the period were as follows:

(In millions of U.S. dollars)	Years ended December 31,
	2016	2015	2014
		Restated	Restated
Interest rate swaps	(6.1)	(11.6)	(12.8)
Ship Finance Linus interest rate swaps	(2.1)	(3.1)	(3.9)
Cross currency interest rate swap agreements	(1.4)	(17.9)	(39.3)
Foreign currency agreements	(0.3)	(3.0)	(13.7)
Total loss on derivatives	(9.9)	(35.6)	(69.7)

The carrying value and estimated fair value of the Company’s financial instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2016		December 31, 2015
(In millions of U.S. dollars)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	68.7	68.7	150.9	150.9
Restricted cash	5.2	5.2	6.5	6.5
External Loans
Long-term interest bearing debt (including the current portion)	1,312.0	1,389.6	1,554.0	1,554.0
$600 million fixed interest bond	109.0	413.4	222.7	413.4
NOK 1,500 million floating interest bond	68.0	165.1	83.5	161.2
Related party debt
$600 million fixed interest bond - owned by related party	49.0	186.6	100.6	186.6
NOK 1,500 million floating interest bond - owned by related party	4.0	9.6	4.8	9.4
Long term fixed interest loan to related party	75.0	125.0	125.0	125.0

Financial instruments that are measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

(In millions of U.S. dollars)		December 31, 2016		December 31, 2015
				Restated
		Fair value	Carrying value	Fair value	Carrying value
Assets
Interest rate swap - non-current assets	Level 2	1.4	1.4	1.5	1.5
Liabilities
Interest rate swaps - current liabilities	Level 2	10.9	10.9	21.8	21.8
Interest rate swaps qualified for hedge accounting - non-current liabilities	Level 2	1.1	1.1	2.3	2.3
Cross Currency swap - current liabilities	Level 2	59.8	59.8	64.4	64.4

Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues
Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues:

Contract revenue split by client:	Year ended December 31,
	2016	2015	2014
Statoil	40%	44%	38%
Conoco Phillips	25%	18%	8%
ExxonMobil	25%	25%	13%
Total	10%	13%	12%
Shell	—%	—%	12%
KMNG	—%	—%	11%
Other	—%	—%	6%
Total	100%	100%	100%